UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373
                                                     ---------

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Senior Floating Rate                                          and
      Fund                                                       Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                                         [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CORPORATE LOAN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      17.6%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            8.8
--------------------------------------------------------------------------------
Electric Utilities                                                          7.3
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              6.6
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.8
--------------------------------------------------------------------------------
Chemicals                                                                   5.5
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.2
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 5.1
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      3.0
--------------------------------------------------------------------------------
Road & Rail                                                                 2.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on net assets.

TOP FIVE HOLDINGS BY ISSUERS
--------------------------------------------------------------------------------
Charter Communications Holdings LLC                                         1.9%
--------------------------------------------------------------------------------
Citadel Broadcasting Co.                                                    1.2
--------------------------------------------------------------------------------
RailAmerica, Inc.                                                           1.2
--------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Power                            1.1
--------------------------------------------------------------------------------
Solutia, Inc.                                                               1.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments. For more current information on Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
BBB                                                                         1.9%
--------------------------------------------------------------------------------
BB                                                                         41.5
--------------------------------------------------------------------------------
B                                                                          36.7
--------------------------------------------------------------------------------
CCC                                                                         3.0
--------------------------------------------------------------------------------
CC                                                                          0.2
--------------------------------------------------------------------------------
Not Rated                                                                   7.0
--------------------------------------------------------------------------------
Other Securities                                                            9.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OPPENHEIMER SENIOR FLOATING RATE FUND IS A CONTINUOUSLY OFFERED CLOSED-END FUND WHOSE SHARES ARE NOT LISTED ON ANY STOCK EXCHANGE OR NATIONAL QUOTATION SERVICE. THE FUND'S SHARES ARE NOT REDEEMABLE FOR CASH DAILY BUT THE FUND SEEKS TO PROVIDE A DEGREE OF LIQUIDITY TO SHAREHOLDER BY MAKING QUARTERLY OFFERS TO REPURCHASE A PORTION OF THE FUND'S SHARES. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO REPURCHASE ALL SHARES TENDERED IN A PARTICULAR REPURCHASE OFFER. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND WILL FLUCTUATE AND THE FUND IS NOT A MONEY MARKET FUND. THE FUND IS NOT INTENDED AS AN INVESTOR'S ONLY INVESTMENT, BUT TO COMPLEMENT OTHER HOLDINGS.


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year) and 1% (five-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, early withdrawal charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end loads or early withdrawal charges, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

"hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING        ENDING             EXPENSES
                                 ACCOUNT          ACCOUNT            PAID DURING
                                 VALUE            VALUE              6 MONTHS ENDED
ACTUAL                           AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
-------------------------------------------------------------------------------------
Class A                          $  1,000.00      $  988.20          $  5.28
-------------------------------------------------------------------------------------
Class B                             1,000.00         985.30             8.29
-------------------------------------------------------------------------------------
Class C                             1,000.00         986.80             7.89
-------------------------------------------------------------------------------------
Class Y                             1,000.00         988.40             3.72

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------
Class A                             1,000.00       1,019.91             5.36
-------------------------------------------------------------------------------------
Class B                             1,000.00       1,016.89             8.42
-------------------------------------------------------------------------------------
Class C                             1,000.00       1,017.29             8.01
-------------------------------------------------------------------------------------
Class Y                             1,000.00       1,021.48             3.78

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.05%
------------------------
Class B        1.65
------------------------
Class C        1.57
------------------------
Class Y        0.74

The expense ratios reflect reduction to voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--106.0%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--31.1%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possesion, Tranche C, 7.375%, 7/1/08 1                                       $   8,000,000   $    7,900,000
----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities
2nd Lien Term Loan, 6.43%, 4/30/14 1                                                      11,000,000       10,078,750
----------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.26%-9.65%, 6/21/11 1                                                         11,731,832        9,766,749
----------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit Facilites
2nd Lien Term Loan, 11.67%-13.65%, 12/23/11 1                                              3,500,000        2,310,000
----------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
6.466%, 3/16/12 1,2                                                                       12,614,286       11,888,964
----------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.688%, 2/9/14 1                                                               14,915,025       14,470,677
                                                                                                       ---------------
                                                                                                           56,415,140

----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8%, 12/16/13 1                                                                 14,738,058       12,942,698
----------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Sec. Credit Facilities Term Loan, 7.056%, 11/17/13 1            25,642,658       23,530,344
                                                                                                       ---------------
                                                                                                           36,473,042

----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.521%, 2/6/11 1,2                                                     3,952,411        3,596,694
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.8%
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.78%-7.97%, 7/18/11 1,2                                                                   7,849,449        7,025,257
----------------------------------------------------------------------------------------------------------------------
BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.72%, 7/25/13 1,2                                                                         8,000,000        6,760,000
----------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.199%, 5/4/13 1,2                                                                         4,788,741        4,621,135
----------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.25%-7.396%, 5/4/13 1                                                       7,176,141        6,924,976
----------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.843%-7.151%, 7/13/12 1                                                        8,666,882        8,103,534
----------------------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche 2L, 7.21%, 12/31/14 1                                                             13,000,000       11,375,000
----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
Tranche A, 5.035%, 11/25/13 1                                                                886,001          779,681
Tranche B, 6.58%, 7/26/08 1                                                                1,175,428        1,034,377
----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, 6.58%, 7/26/14 1        2,938,571        2,585,942


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 6.58%, 5/23/14 1                                              $   4,383,412   $    3,894,390
----------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 5/8/14 1                                                              3,061,088        2,719,587
----------------------------------------------------------------------------------------------------------------------
OSI Restaurant Partners, Inc., Sr. Sec. Credit Facilities
Prefunded Revolving Credit Loan, 7.308%, 5/9/13 1                                            289,137          244,622
----------------------------------------------------------------------------------------------------------------------
OSI Restaurant Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.563%, 5/9/14 1                                                     6,796,199        5,749,870
----------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7%-7.125%, 5/5/13 1                                                                       15,566,592       14,034,263
----------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.58%, 11/5/13 1                                                                         12,000,000       10,400,004
----------------------------------------------------------------------------------------------------------------------
Sagittarius Restaurant, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.08%, 3/2/13 1,2                                                              12,160,589       10,944,530
----------------------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9/13/10 2,3                                                                     1,930,402        1,824,230
----------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.08%, 5/25/13 1                                                               11,165,419       10,435,793
----------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.08%, 5/25/11 1                                                             9,234,922        8,631,448
----------------------------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 9.59%, 1/3/12 1                                            12,159,256       12,055,391
----------------------------------------------------------------------------------------------------------------------
Yonkers Raceway, Sr. Sec. Credit Facilities Term Loan, 9.25%, 8/15/11 1,2                 10,395,000       10,031,175
                                                                                                       ---------------
                                                                                                          140,175,205

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.22%-7.26%, 4/3/14 1,2                                                                   10,123,500        6,927,369
----------------------------------------------------------------------------------------------------------------------
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.01%, 10/3/14 1                                                                          3,000,000        1,278,750
----------------------------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.625%, 12/30/12 1,2                                                           13,745,712       11,649,491
                                                                                                       ---------------
                                                                                                           19,855,610

----------------------------------------------------------------------------------------------------------------------
MEDIA--17.6%
Advanstar Communications, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.093%, 5/15/14 1,2                                                   19,900,000       16,417,500
----------------------------------------------------------------------------------------------------------------------
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.08%, 8/31/14 1,2                                                                        14,962,500       13,989,938
----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.035%, 1/26/13 1                                                              11,340,634       10,481,989
----------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7%, 3/5/14 1                                                          45,000,000       39,396,645


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
3rd Lien Term Loan, 7.343%, 9/1/14 1                                                   $  20,000,000   $   15,433,340
----------------------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
6.878%, 5/6/11 1,2                                                                        20,181,422       16,784,224
----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.905%-6.455%, 6/12/14 1                                                       41,750,000       35,852,812
----------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.896%, 3/29/13 1                                                              28,315,334       26,118,376
----------------------------------------------------------------------------------------------------------------------
Discovery Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.83%, 4/30/14 1                                                                7,942,519        7,565,249
----------------------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.60%, 8/5/12 1,2                                                                         10,695,254        9,679,204
----------------------------------------------------------------------------------------------------------------------
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.58%, 6/21/13 1,2                                                             10,894,043       10,567,222
----------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche D2, 5.07%-5.74%, 1/31/15 1                           10,444,420        9,291,806
----------------------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche A, 4.88%-5.88%, 9/30/12 1                                                         10,000,000        9,131,250
----------------------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.771%, 11/15/13 1          12,750,000       11,347,500
----------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.108%, 4/8/12 1                                                               23,642,147       21,127,474
Tranche B Add-On, 8.108%, 4/8/12 1                                                         8,436,250        7,538,937
----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.508%, 1/15/12 1                                                     14,000,000       13,160,000
----------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.521%-5.535%, 2/1/13 1                                                                   20,105,619       17,981,963
----------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.258%, 1/17/13 1,2                                                            15,166,293       14,142,568
----------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 5%, 7/17/09 1                                                        7,500,000        7,443,750
----------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.131%-7.463%, 3/2/14 1                                                        17,552,120       15,394,666
----------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.33%, 10/27/13 1                                                              20,093,880       18,654,193
----------------------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.60%-7.15%, 10/31/12 1                                    16,048,198       14,523,619
----------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.563%, 12/13/12 1                                                              7,980,000        7,102,200
----------------------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.08%, 3/5/14 1                                                                            5,995,403        3,946,971
----------------------------------------------------------------------------------------------------------------------
Tribune Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.91%, 5/17/14 1             5,000,000        3,770,625
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.494%-5.521%, 9/29/14 1                                              21,744,967       17,941,859


                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Univision Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1%, 8/15/14 1                                                            $     755,034   $      622,981
----------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
7.063%-7.438%, 11/3/12 1                                                                  19,832,318       18,096,990
----------------------------------------------------------------------------------------------------------------------
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.938%, 6/18/15 1,2           17,671,250       14,578,781
                                                                                                       ---------------
                                                                                                          428,084,632

----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.994%, 11/18/11 1                                                              5,771,877        5,494,105
----------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 1.25%-5.70%, 2/24/10 1                                                         21,902,012       20,225,150
                                                                                                       ---------------
                                                                                                           25,719,255

----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10.809%-11.086%, 8/10/11 1,2                                                    6,635,955        6,237,797
----------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities
Term Loan, 7.32%, 5/28/13 1                                                               13,922,626       12,017,927
----------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 9.625%, 6/30/12 1,2                  1,960,237        1,695,605
----------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.78%-7.93%, 3/1/12 1,2                                                         3,302,890        3,253,347
----------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.209%, 2/12/13 1                                                              16,719,389       15,256,442
----------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan,
5.081%-6.615%, 5/15/13 1,2                                                                 8,519,737        8,200,247
                                                                                                       ---------------
                                                                                                           46,661,365

----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
----------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.438%-6.688%, 6/5/13 1                                                        22,752,618       22,063,941
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Jetro Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.19%, 7/2/14 1,2                                                               7,625,000        7,300,938
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.58%, 9/28/12 1                                                               2,306,495        2,208,469
Tranche B2, 6.58%, 9/30/12 1                                                              13,851,915       13,263,209
----------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.06%, 2/26/13 1                                                               12,000,000       11,520,000
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of Credit
Term Loan, 6.377%, 4/17/13 1                                                               1,441,390        1,316,710


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6%-7.50%, 4/12/13 1                                                         $   5,452,829   $    4,981,160
Tranche C, 6.313%-7.50%, 4/12/13 1                                                        21,614,847       19,745,162
----------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.479%-7.593%, 4/5/14 1                                                         3,482,500        3,151,662
                                                                                                       ---------------
                                                                                                           56,186,372

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
PlayPower, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.58%, 6/30/12 1,2                                                              2,931,759        2,770,512
----------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Sr. Sec. Credit Facilities Term Loan, 5.29%-6.86%, 2/6/14 1             3,453,605        3,129,830
                                                                                                       ---------------
                                                                                                            5,900,342

----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.69%, 1/30/14 1                                                                          6,000,000        5,940,000
----------------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities Term Loan, 6.96%, 3/21/14 1,2           2,435,991        2,070,592
----------------------------------------------------------------------------------------------------------------------
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities
Term Loan, 5.494%-7.331%, 3/8/14 1,2                                                      31,836,561       21,489,679
                                                                                                       ---------------
                                                                                                           29,500,271

----------------------------------------------------------------------------------------------------------------------
ENERGY--6.7%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.33%, 4/10/14 1,2                                                                        15,000,000       14,250,000
----------------------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.058%, 7/14/11 1                                                                          2,607,538        2,516,274
----------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities Term Loan,
8.011%, 12/10/14 1                                                                        13,000,000       12,740,000
----------------------------------------------------------------------------------------------------------------------
Volnay Acquisition Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.271%, 1/12/14 1                                                               8,155,179        7,992,075
                                                                                                       ---------------
                                                                                                           37,498,349

----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.1%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.91%-6.93%, 2/25/13 1                                                          5,930,919        5,684,786
----------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.771%-8.50%, 4/14/10 1                                                        31,103,765       29,825,588
----------------------------------------------------------------------------------------------------------------------
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 9.319%, 12/10/14 1             7,000,000        6,807,500
----------------------------------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.58%, 4/2/15 1,2                                                     12,102,176       11,950,899
----------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.58%, 6/28/13 1                                                               32,305,063       30,649,429


                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.83%, 4/3/13 1                                                             $  10,822,126   $   10,305,370
----------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
6.88%, 12/31/13 1,2                                                                        3,240,256        3,110,646
----------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, 6.88%, 12/31/13 1,2                     7,790,229        7,478,620
----------------------------------------------------------------------------------------------------------------------
Western Refining Corp., Sr. Sec. Credit Facilities Term Loan, 4.994%, 2/8/14 1            20,144,286
                                                                                                           18,465,602
                                                                                                       ---------------
                                                                                                          124,278,440

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan,
6.285%-7.858%, 11/1/14 1                                                                  11,900,001       11,551,366
----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.03%-7.90%, 5/1/12 1,2                                                                   11,419,214        8,564,409
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.77%, 12/31/12 1                                                               5,112,227        4,906,460
----------------------------------------------------------------------------------------------------------------------
INSURANCE--0.6%
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.248%, 4/3/14 1,2                                                                        15,880,000       13,736,200
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
Capital Auto Real Estate Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.39%, 12/16/10 1                                                              13,019,814       12,478,307
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.3%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.244%-6.83%, 4/30/13 1                                                                   12,784,768       11,346,482
----------------------------------------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.494%-10.081%, 9/26/13 1,2                                                                5,000,000        4,533,335
----------------------------------------------------------------------------------------------------------------------
CCS Medical Equipment & Uniforms, Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.10%, 9/30/12 1                                                      21,560,000       20,630,225
----------------------------------------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.83%, 10/31/14 1                                                              10,000,000        9,812,500
                                                                                                       ---------------
                                                                                                           46,322,542

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.8%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series MMM, 7.28%, 8/22/11 1                                                               3,756,324        3,177,850
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series NAMM, 7.28%, 7/27/11 1                                                                883,841          747,730
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series NAMM, 7.28%, 8/22/11 1                                                                490,491          414,955


                   19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series PHMC NAMM, 7.28%, 8/22/11 1                                                     $      85,511   $       72,342
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series PHMC, 7.28%, 8/22/11 1                                                              3,078,394        2,604,321
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.072%-7.331%, 7/2/14 1                                                        21,451,856       19,851,226
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 7/2/14 1                                                              1,078,886          998,385
----------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10.33%, 12/20/14 1,2                                                   6,000,000        5,400,000
----------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.111%-8.50%, 8/10/12 1,2                                                                  6,896,128        6,637,523
----------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.861%, 2/10/13 1                                                                         1,000,000          980,000
----------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.42%-7.18%, 3/31/13 1,2                                                        4,393,855        4,152,193
----------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.08%, 11/18/13 1              8,855,327        8,204,318
----------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.021%-6.58%, 2/28/14 1                                                         9,907,587        8,742,207
----------------------------------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.581%, 10/31/13 1,2                                                            9,327,033        8,627,506
----------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
5.78%-6.92%, 3/10/13 1                                                                    10,290,141        9,647,007
----------------------------------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.33%, 11/15/13 1,2                                                             8,712,000        8,450,640
----------------------------------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.08%-8.115%, 8/1/13 1,2                                                                  12,173,007       11,838,249
----------------------------------------------------------------------------------------------------------------------
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.035%, 10/18/14 1                                                                         5,000,000        4,675,000
----------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 6.83%, 1/19/12 1,2                                                       2,639,423        2,573,438
Tranche B, 6.83%-7%, 1/19/12 1,2                                                           6,924,953        6,751,830
----------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.345%, 4/12/13 1                                                               9,218,340        8,826,561
Tranche B, 7.345%, 4/15/13 1                                                               7,668,503        7,342,592
----------------------------------------------------------------------------------------------------------------------
Prospect Medical Group, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.271%, 8/1/14 1,2                                                              7,789,474        7,807,000
----------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.83%, 3/31/13 1                                                               10,605,777       10,214,689
----------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.06%, 2/18/12 1,2                                                                         1,647,059        1,632,647
----------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
6.10%, 3/4/11 1,2                                                                            957,650          949,271


                   20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.061%-7.125%, 3/4/11 1,2                                                              $   6,176,881   $    6,122,834
----------------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.838%-7.923%, 12/10/10 1,2                                                               12,728,288       12,028,232
----------------------------------------------------------------------------------------------------------------------
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.08%, 12/30/14 1,2                                                             4,975,000        4,353,125
----------------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.285%-7.371%, 7/28/13 1,2                                                                10,368,849        9,876,328
----------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition
Term Loan, Tranche B, 5.521%, 9/23/11 1                                                   14,565,639       13,527,837
----------------------------------------------------------------------------------------------------------------------
Viant Health Payment Solutions, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.08%, 6/20/14 1,2                                                   7,960,000        7,213,750
----------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 5.271%-6.83%, 1/4/12 1,2                                                        1,747,854        1,669,200
Tranche B, 5.271%-6.878%, 1/4/12 1                                                         8,465,456        8,084,511
                                                                                                       ---------------
                                                                                                          214,195,297

----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.511%, 4/16/13 1                                                              12,890,076       12,801,456
----------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.693%, 12/28/13 1                                                                         6,164,780        5,918,188
----------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 6.693%, 12/28/13 1                                                           4,715,270        4,526,660
----------------------------------------------------------------------------------------------------------------------
Talecris Biotherapeutics, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.38%, 12/6/13 1                                                                          14,840,050       14,747,300
                                                                                                       ---------------
                                                                                                           37,993,604

----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--20.6%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.2%
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.505%-8.543%, 9/30/13 1,2                                                     26,129,033       24,397,984
----------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.396%, 2/21/13 1,2                                                   16,941,923       16,348,956
----------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 11.646%, 2/21/14 1,2                                                   9,000,000        8,460,000
----------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.243%-6.84%, 4/30/12 1                                                                    2,800,000        2,584,168
----------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.875%, 2/11/11 1                                                              17,485,367       16,494,524
----------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit
Term Loan, 5.53%, 3/21/13 1,2                                                              6,867,370        6,455,328
----------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.34%, 3/21/13 1,2                                                              4,099,820        3,853,831


                   21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 11.125%, 12/30/12 1                                                $  21,567,406   $   19,151,856
----------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 16.625%, 6/30/13 1,2                                                   8,000,000        5,870,000
----------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
6%-7.125%, 2/3/14 1                                                                       12,888,376       11,643,848
----------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan,
5.785%, 3/21/14 1                                                                         12,000,000       10,590,000
                                                                                                       ---------------
                                                                                                          125,850,495

----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.1%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.771%-8.853%, 10/31/11 1,2                                           25,983,845       24,684,652
----------------------------------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.271%, 4/30/13 1,2                                                   3,000,000        2,820,000
                                                                                                       ---------------
                                                                                                           27,504,652

----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.523%, 5/11/13 1                                                                          7,093,750        5,426,719
----------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.968%-7.08%, 10/20/11 1,2                                                                 4,649,558        4,231,098
----------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.718%, 4/20/12 1,2                                                                        1,000,000          900,000
----------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.93%-8.52%, 2/14/12 1,2                                                                   7,855,578        6,480,852
----------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.566%-7.681%, 12/27/12 1,2                                                    11,796,217        9,879,331
                                                                                                       ---------------
                                                                                                           26,918,000

----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.6%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.83%, 7/17/12 1                                                               14,795,455       13,981,705
----------------------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.878%, 7/2/14 1                                                               23,500,000       21,443,750
----------------------------------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B-2, 7.96%, 9/24/14 1                                                              6,409,000        5,797,472
----------------------------------------------------------------------------------------------------------------------
Metavante Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.66%, 11/1/14 1                                                                8,000,000        7,626,664
----------------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.625%, 6/22/13 1                                                                        12,942,841       11,799,561
----------------------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.744%-7.646%, 5/18/14 1,2                                                     19,941,654       17,548,656


                   22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.50%, 8/16/09 1,2                                                          $  25,855,276   $   25,725,999
----------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.15%, 11/15/12 1                                                                         21,196,376       18,299,532
----------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp., Sr. Sec. Credit Facilities Term Loan,
5.244%, 9/30/14 1                                                                          7,379,768        6,070,782
----------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B3, 5.619%-6.093%, 10/24/13 1                                                     26,663,225       24,673,480
----------------------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.751%, 10/17/10 1                                                              8,011,375        6,809,668
                                                                                                       ---------------
                                                                                                          159,777,269

----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.381%, 11/29/13 1                                                              7,778,904        6,626,654
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.26%-7.14%, 4/6/13 1                                                           4,683,074        4,536,729
----------------------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.375%, 3/31/11 1,2                                                            17,721,278       17,012,427
----------------------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
8.33%, 10/1/13 1                                                                          26,243,104       23,881,225
----------------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan,
5.494%-5.516%, 8/10/13 1,2                                                                13,639,844       13,418,196
                                                                                                       ---------------
                                                                                                           58,848,577

----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.53%-8.607%, 12/20/12 1,2                                                     11,303,352       10,173,017
----------------------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.081%, 5/31/14 1                                                                         12,438,747       10,386,354
----------------------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.75%, 7/2/14 1                                                                           11,346,563       10,268,639
----------------------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 5.78%, 7/2/14 1                                                              1,625,000        1,470,625
                                                                                                       ---------------
                                                                                                           22,125,618

----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.6%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 7.12%, 8/14/08 1,2               35,000,000       34,300,000
----------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.188%, 5/10/14 1                                                                          9,162,791        7,109,757


                   23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL Continued
Swift Transportation Co., Sr. Sec. Credit Facilities Letter of Credit,
7.37%, 5/8/14 1,2                                                                      $   4,500,000   $    3,434,999
----------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan,
7.926%-7.959%, 10/12/14 1                                                                 20,658,750       16,733,587
                                                                                                       ---------------
                                                                                                           61,578,343

----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.1%
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.843%, 10/26/12 1                                                                        12,964,375       11,927,225
----------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.343%, 11/1/13 1,2                                                                       6,000,000        5,760,000
                                                                                                       ---------------
                                                                                                           17,687,225

----------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.53%,
12/20/12 1                                                                                 1,076,923          969,231
----------------------------------------------------------------------------------------------------------------------
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 7.08%, 5/17/13 1                     32,427,000       29,528,837
----------------------------------------------------------------------------------------------------------------------
SafeNet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.127%,
4/12/14 1,2                                                                                6,716,250        5,943,881
                                                                                                       ---------------
                                                                                                           36,441,949

----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche A1, 7.455%, 10/1/14 1                                                5,343,750        5,200,137
----------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan,
7.394%-7.395%, 10/1/14 1                                                                  18,596,250       18,119,721
                                                                                                       ---------------
                                                                                                           23,319,858

----------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.9%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.08%, 5/9/14 1               4,585,039        4,092,147
----------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 7.35%, 3/31/13 1                                                               1,994,975        1,888,992
Tranche B, 7.35%, 3/31/13 1                                                               23,720,695       22,460,533
----------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.381%,
5/9/14 1,2                                                                                21,115,385       18,898,269
                                                                                                       ---------------
                                                                                                           47,339,941

----------------------------------------------------------------------------------------------------------------------
MATERIALS--10.7%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--5.5%
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.794%-7.387%, 12/31/13 1                                                      12,054,546       11,170,550
----------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.794%, 6/30/15 1,2            3,000,000        2,805,000
----------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Acquisition Term Loan,
5.794%, 12/31/13 1                                                                         2,945,455        2,729,456


                   24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Cristal Inorganic Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.08%, 5/15/14 1                                                                       $  12,000,000   $   10,740,000
----------------------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-1, 7%, 5/5/13 1                                                                 11,453,318       10,786,804
Tranche C-5, 7.125%, 5/3/13 1                                                              1,492,500        1,405,645
Tranche C-2, 7.125%, 5/5/13 1                                                              2,411,682        2,271,336
Tranche C-4, 7.188%, 5/5/13 1                                                              8,887,500        8,370,301
----------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.035%, 8/16/12 1                                                              10,550,487       10,022,962
----------------------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.357%, 12/16/13 1                                                              7,421,633        6,880,469
Tranche C, 7.857%, 12/14/14 1                                                              7,419,598        6,878,583
----------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 6.438%-6.938%, 6/4/14 1                                                  5,949,330        5,551,470
----------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 5.50%, 7/19/13 1,2                                                           3,228,053        2,969,809
----------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
5.50%, 7/7/13 1                                                                            7,639,389        7,028,238
----------------------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 8.06%, 3/31/08 1,2                                                             31,189,553       30,819,177
----------------------------------------------------------------------------------------------------------------------
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.887%, 10/10/14 1                                                              2,200,000        2,139,500
----------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.911%, 2/10/09 1           12,500,000       10,000,000
                                                                                                       ---------------
                                                                                                          132,569,300

----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.2%
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities Term Loan, 7.16%, 4/3/15 1         10,900,088        9,449,700
----------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.751%-10.581%, 9/28/14 1                                              5,000,000        2,958,335
----------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities Property,
Plant & Equipment Term Loan, 5.501%-5.531%, 3/23/14 1                                      8,932,500        7,346,981
----------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.813%-7.75%, 10/18/11 1                                                       19,850,001       18,457,740
----------------------------------------------------------------------------------------------------------------------
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.60%, 3/7/14 1,2
                                                                                          19,353,750       16,160,381
                                                                                                       ---------------
                                                                                                           54,373,137

----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 6%, 12/19/13 1          21,839,736       18,327,186
----------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.906%, 1/28/10 1,2                                                                       13,548,357       12,938,681
                                                                                                       ---------------
                                                                                                           31,265,867


                   25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.7%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche E, 4.781%, 4/30/14 1                                                           $  14,417,881   $   14,219,635
----------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 4.781%, 4/30/14 1                                                            2,961,212        2,920,495
----------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A, 4.994%-6.896%, 12/20/10 1                                                       1,700,000        1,612,165
----------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.58%-6.896%, 12/20/12 1                                                       1,588,426        1,470,287
Tranche B2, 6.58%-6.896%, 12/22/12 1                                                      10,870,330       10,061,849
----------------------------------------------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.688%, 11/5/14 1                                                              12,600,000       12,271,001
                                                                                                       ---------------
                                                                                                           42,555,432

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.4%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3, 7.428%, 10/24/13 1           1,421,790        1,315,689
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.771%-7.064%, 8/31/12 1                                                        3,255,476        3,117,116
----------------------------------------------------------------------------------------------------------------------
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 7.093%, 5/31/14 1                                                             30,631,212       25,557,918
----------------------------------------------------------------------------------------------------------------------
ITC DeltaCom Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.83%, 7/12/13 1,2                                                             22,500,000       21,453,750
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.28%, 1/7/13 1                                                                16,594,975       15,815,011
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
11.081%, 7/15/09 1,2                                                                       8,591,285        8,591,285
                                                                                                       ---------------
                                                                                                           74,535,080

----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term Loan,
6.33%, 3/2/14 1                                                                           12,053,520       11,183,943
----------------------------------------------------------------------------------------------------------------------
Intelsat Holding Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.131%, 2/1/14 1                                                                1,000,000          979,583
----------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.125%-7.188%, 11/4/13 1                                                        7,996,027        7,486,280
----------------------------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.25%-8.09%, 10/23/14 1                                                        10,897,638       10,339,134
----------------------------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
Tranche B, 1.50%-8%, 10/23/14 1                                                            1,337,473        1,268,927
                                                                                                       ---------------
                                                                                                           31,257,867


                   26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
UTILITIES--8.0%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.3%
Ashmore Energy International, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.83%, 3/30/14 1                                                            $  29,947,477   $   27,701,416
----------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities1st Lien Term Loan,
7.08%, 12/19/13 1                                                                         25,895,913       22,998,808
----------------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 10.83%, 8/26/09 1,2                                                   18,371,427       18,555,141
----------------------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan,
6.75%, 12/31/09 1,2                                                                        7,163,736        7,002,552
----------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.33%, 8/16/13 1                                                      13,000,000       11,212,500
----------------------------------------------------------------------------------------------------------------------
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan,
7.865%, 10/30/14 1                                                                        20,947,500       20,528,550
----------------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC,
Sr. Sec. Credit Facilities Term Loan, 7.494%-9.21%, 6/24/11 1,2                           33,123,606       32,668,156
----------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Company LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche B2, 8.396%, 10/10/14 1                               20,947,500       19,316,926
----------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.83%, 12/15/13 1                                                     12,275,337       11,063,147
----------------------------------------------------------------------------------------------------------------------
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
6.293%-6.963%, 4/11/14 1,2                                                                 6,965,000        6,407,800
                                                                                                       ---------------
                                                                                                          177,454,996

----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.7%
Calpine Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 7.08%, 3/29/09 1                                                               19,308,017       17,280,679
                                                                                                       ---------------
Total Corporate Loans (Cost $2,805,611,143)                                                             2,576,257,426

----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--1.0%
----------------------------------------------------------------------------------------------------------------------
Cognis GmbH, 6.991% Sr. Sec. Bonds, 9/15/13 1,2                                            7,750,000        6,471,250
----------------------------------------------------------------------------------------------------------------------
LightPoint CLO Ltd. VII, 8.869% Nts., Series 2007-1A, 5/15/21 1,2                          4,500,000        3,042,000
----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.508% Sr. Sec. Nts., 1/15/13 1,4                            5,000,000        4,337,500
----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.411% Sr. Unsec. Nts., 5/1/13 1                                12,000,000       10,320,000
                                                                                                       ---------------
Total Corporate Bonds and Notes (Cost $28,780,349)                                                         24,170,750

----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--11.5%
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 5,6
(Cost $280,000,000)                                                                      280,000,000      280,000,000


                   27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,114,391,492)                                   118.5%  $ 2,880,428,176
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (18.5)     (450,094,308)
                                                        ------------------------
NET ASSETS                                              100.0%  $ 2,430,333,868
                                                        ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $830,637,332, which represents 34.18% of the Fund's net assets. See
Note 6 of accompanying Notes.

3. Issue is in default. See Note 1 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,337,500 or 0.18% of the Fund's net assets as of January 31, 2008.

5. Rate shown is the 7-day yield as of January 31, 2008.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                         SHARES
                                                            SHARES         GROSS           GROSS    JANUARY 31,
                                                     JULY 31, 2007     ADDITIONS      REDUCTIONS           2008
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              --   786,200,000     506,200,000    280,000,000

                                                                                                       DIVIDEND
                                                                                           VALUE         INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $ 280,000,000   $  2,861,360

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                      PAY/
                                             BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                         REFERENCE             CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
SWAP COUNTERPARTY        ENTITY            PROTECTION     (000S)      RATE          DATE    (RECEIVED)         VALUE
--------------------------------------------------------------------------------------------------------------------
Credit Suisse
International            LCDX.NA.9 Index          Buy   $ 50,000      2.25%     12/20/12   $ 2,712,500   $ 3,190,380
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank
NA, Thru NY Branch:
                         LCDX.NA.9 Index          Buy    100,000      2.25      12/20/12     4,962,500     6,380,760
                         LCDX.NA.9 Index          Buy     50,000      2.25      12/20/12     2,712,500     3,190,380
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.   LCDX.NA.9 Index          Buy    100,000      2.25      12/20/12     4,968,750     6,380,760
                                                                                           -------------------------
                                                                                           $15,356,250   $19,142,280
                                                                                           =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,834,391,492)                                                 $ 2,600,428,176
Affiliated companies (cost $280,000,000)                                                         280,000,000
                                                                                             ----------------
                                                                                               2,880,428,176
-------------------------------------------------------------------------------------------------------------
Cash                                                                                               3,048,327
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums paid $15,356,250)                                                       19,142,280
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 121,797,927
Interest, dividends and principal paydowns                                                        26,620,491
Other                                                                                                 37,351
                                                                                             ----------------
Total assets                                                                                   3,051,074,552

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                           572,134,634
Investments purchased                                                                             46,696,464
Dividends                                                                                            493,976
Distribution and service plan fees                                                                   448,787
Transfer and shareholder servicing agent fees                                                        195,082
Trustees' compensation                                                                                 8,268
Other                                                                                                763,473
                                                                                             ----------------
Total liabilities                                                                                620,740,684

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 2,430,333,868
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $       279,987
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     2,801,522,787
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    330,474
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (141,622,094)
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                      (230,177,286)
                                                                                             ----------------
NET ASSETS                                                                                   $ 2,430,333,868
                                                                                             ================


                   29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,034,679,736 and 119,257,389 shares of beneficial interest outstanding)                    $          8.67
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                     $          8.98
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $188,665,271 and
21,742,092 shares of beneficial interest outstanding)                                        $          8.68
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $1,203,657,386 and 138,602,588 shares
of beneficial interest outstanding)                                                          $          8.69
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $3,331,475 and 384,643 shares of beneficial interest outstanding)                         $          8.66

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                                   $138,484,722
----------------------------------------------------------------------------------------
Dividends from affiliated companies                                           2,861,360
----------------------------------------------------------------------------------------
Other income                                                                    324,151
                                                                           -------------
Total investment income                                                     141,670,233

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              10,382,117
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       1,507,561
Class B                                                                         881,178
Class C                                                                       6,134,839
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         641,665
Class B                                                                         177,272
Class C                                                                         673,548
Class Y                                                                           5,197
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          46,209
Class B                                                                           9,946
Class C                                                                          40,298
Class Y                                                                             333
----------------------------------------------------------------------------------------
Interest expense                                                              2,334,679
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     409,227
----------------------------------------------------------------------------------------
Trustees' compensation                                                           30,583
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                           707,148
                                                                           -------------
Total expenses                                                               23,982,550
Less waivers and reimbursements of expenses                                  (1,715,889)
                                                                           -------------
Net expenses                                                                 22,266,661

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       119,403,572

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                 (80,198,814)
Increase from payment by affiliate                                               68,855
                                                                           -------------
Net realized loss                                                           (80,129,959)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (70,848,220)
Swap contracts                                                                3,786,030
Unfunded loan commitments                                                        34,353
                                                                           -------------
Net change in unrealized depreciation                                       (67,027,837)

----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(27,754,224)
                                                                           =============


                   31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS              YEAR
                                                                                            ENDED             ENDED
                                                                                 JANUARY 31, 2008          JULY 31,
                                                                                      (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    119,403,572   $   267,868,348
--------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                     (80,129,959)      (12,294,267)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                 (67,027,837)     (171,245,030)
                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from operations                       (27,754,224)       84,329,051

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (52,600,769)     (123,304,579)
Class B                                                                                (8,067,271)      (19,957,641)
Class C                                                                               (56,824,629)     (125,485,560)
Class Y                                                                                (1,500,378)         (839,665)
                                                                                 -----------------------------------
                                                                                     (118,993,047)     (269,587,445)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                              (363,648,445)       28,838,106
Class B                                                                               (48,415,403)      (58,025,689)
Class C                                                                              (394,767,184)       74,276,311
Class Y                                                                               (55,321,877)       61,782,257
                                                                                 -----------------------------------
                                                                                     (862,152,909)      106,870,985

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total decrease                                                                     (1,008,900,180)      (78,387,409)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 3,439,234,048     3,517,621,457
                                                                                 -----------------------------------
End of period (including accumulated net investment income
(loss) of $330,474 and $(80,051), respectively)                                  $  2,430,333,868   $ 3,439,234,048
                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                       $    (27,754,224)
--------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                    (625,495,422)
Proceeds from disposition of investment securities                                  1,912,759,706
Short-term investment securities, net                                                (303,024,698)
Premium amortization                                                                      660,335
Discount accretion                                                                     (1,130,948)
Net realized loss on investments                                                       80,129,959
Net change in unrealized depreciation on investments                                   70,848,220
Net change in unrealized appreciation on unfunded loan commitments                        (34,353)
Net change in unrealized appreciation on swaps                                         (3,786,030)
Decrease in interest receivable                                                         5,333,592
Decrease in receivable for securities sold                                             47,556,099
Increase in other assets                                                                  (18,759)
Decrease in payable for securities purchased                                          (98,357,649)
Decrease in payable for accrued expenses                                                 (909,540)
                                                                                 -----------------
Net cash used in operating activities                                               1,056,776,288

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                         893,800,000
Payments on bank borrowings                                                        (1,004,100,000)
Proceeds from shares sold                                                             187,482,559
Payment on shares redeemed                                                         (1,128,257,989)
Cash distributions paid                                                               (47,788,578)
                                                                                 -----------------
Net cash provided by financing activities                                          (1,098,864,008)
--------------------------------------------------------------------------------------------------
Net decrease in cash                                                                  (42,087,720)
--------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                45,136,047
                                                                                 -----------------
Cash, ending balance                                                             $      3,048,327
                                                                                 =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $71,432,666.

Cash paid for interest on bank borrowings--$2,720,911.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                               JANUARY 31, 2008                                               YEAR ENDED JULY 31,
CLASS A                                             (UNAUDITED)          2007         2006          2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     9.11    $     9.54   $     9.54    $     9.56    $    9.24   $    9.03
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .34 1         .69 1        .66 1         .53 1        .49         .55
Net realized and unrealized gain (loss)                    (.44)         (.42)          --          (.02)         .30         .14
                                                     -------------------------------------------------------------------------------
Total from investment operations                           (.10)          .27          .66           .51          .79         .69
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.34)         (.70)        (.66)         (.53)        (.47)       (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     8.67    $     9.11   $     9.54    $     9.54    $    9.56   $    9.24
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.18)%        2.75%        7.10%         5.45%        8.78%       7.91%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $1,034,680    $1,460,069   $1,513,036    $1,038,746    $ 376,001   $  44,028
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $1,395,334    $1,687,143   $1,292,028    $  776,029    $ 146,224   $  35,298
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      7.50%         7.26%        6.88%         5.63%        5.56%       6.23%
Total expenses                                             1.15% 4       1.07% 4      1.11%         1.09%        1.19%       1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.05%         0.97%        0.97%         0.89%        0.99%       1.19%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      20%          105%         104%          114%         155%        121% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended January 31, 2008          1.15%
       Year Ended July 31, 2007                   1.07%

5. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                     SIX MONTHS
                                                          ENDED
                                               JANUARY 31, 2008                                               YEAR ENDED JULY 31,
CLASS B                                             (UNAUDITED)          2007          2006          2005         2004       2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     9.12    $     9.54    $     9.54   $     9.56    $    9.24   $   9.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .32 1         .64 1         .60 1        .48 1        .46        .52
Net realized and unrealized gain (loss)                    (.45)         (.42)           --         (.02)         .28        .11
                                                     -------------------------------------------------------------------------------
Total from investment operations                           (.13)          .22           .60          .46          .74        .63
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.31)         (.64)         (.60)        (.48)        (.42)      (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     8.68    $     9.12    $     9.54   $     9.54    $    9.56   $   9.24
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.47)%        2.27%         6.49%        4.86%        8.18%      7.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  188,665    $  247,726    $  318,312   $  344,337    $ 277,043   $157,057
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  232,881    $  295,655    $  334,997   $  327,996    $ 201,260   $163,238
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.90%         6.71%         6.27%        5.06%        5.04%      5.70%
Total expenses                                             1.75% 4       1.65% 4       1.68%        1.66%        1.76%      1.93%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.65%         1.55%         1.54%        1.46%        1.56%      1.73%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      20%          105%          104%         114%         155%       121% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended January 31, 2008          1.75%
       Year Ended July 31, 2007                   1.65%

5. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                               JANUARY 31, 2008                                               YEAR ENDED JULY 31,
CLASS C                                             (UNAUDITED)          2007          2006         2005        2004         2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $      9.12    $     9.55    $     9.55   $     9.57   $    9.25    $    9.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .32 1         .64 1         .61 1        .48 1       .45          .52
Net realized and unrealized gain (loss)                    (.43)         (.42)           --         (.02)        .29          .12
                                                    --------------------------------------------------------------------------------
Total from investment operations                           (.11)          .22           .61          .46         .74          .64
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.32)         (.65)         (.61)        (.48)       (.42)        (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $      8.69    $     9.12    $     9.55   $     9.55   $    9.57    $    9.25
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.32)%        2.24%         6.56%        4.92%       8.21%        7.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 1,203,657    $1,672,484    $1,686,272   $1,350,656   $ 615,744    $ 207,433
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 1,621,794    $1,843,725    $1,542,199   $1,065,783   $ 346,347    $ 210,987
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.98%         6.76%         6.36%        5.11%       5.05%        5.73%
Total expenses                                             1.67% 4       1.58% 4       1.61%        1.60%       1.71%        1.91%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.57%         1.48%         1.47%        1.40%       1.51%        1.71%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      20%          105%          104%         114%        155%         121% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended January 31, 2008               1.67%
      Year Ended July 31, 2007                        1.58%

5. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                       SIX MONTHS
                                                                                            ENDED
                                                                                 JANUARY 31, 2008     YEAR ENDED JULY 31,
CLASS Y                                                                               (UNAUDITED)         2007     2006 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $      9.11    $    9.54    $  9.54
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                       .36          .69        .47
Net realized and unrealized gain (loss)                                                      (.46)        (.39)        --
                                                                                      ------------------------------------
Total from investment operations                                                             (.10)         .30        .47
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                         (.35)        (.73)      (.47)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $      8.66    $    9.11    $  9.54
                                                                                      ====================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                          (1.16)%       3.14%      5.04%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $     3,332    $  58,955    $     1
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $    38,406    $  11,372    $     1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                        7.77%        7.34%      7.33%
Total expenses                                                                               0.84% 5      0.82% 5    0.96%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                                           0.74%        0.72%      0.85%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                        20%         105%       104%

1. For the period from November 28, 2005 (inception of offering) to July 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended January 31, 2008               0.84%
      Year Ended July 31, 2007                        0.82%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Senior Floating Rate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an early withdrawal charge ("EWC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a EWC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets


                   38 | OPPENHEIMER SENIOR FLOATING RATE FUND are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

      As of January 31, 2008, securities with an aggregate market value of $2,576,257,426, representing 106.00% of the Fund's net assets were comprised of Senior Loans, of which $821,124,082 representing 33.79% of the Fund's net assets, were illiquid.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of January 31, 2008, securities with an aggregate market value of $1,824,230, representing 0.08% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                   39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $140,594,785 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes post-October losses of $12,119,261 and unused capital loss carryforwards as follows:

                                EXPIRING
                                ------------------------
                                2010        $ 10,765,372
                                2011          26,003,298
                                2014           4,679,034
                                2015           6,897,861
                                            ------------
                                Total       $ 48,345,565
                                            ============


                   40 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                   41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

Each quarter the Fund intends to make a "Repurchase Offer" to repurchase a portion of the Fund's outstanding shares from shareholders. The Repurchase Offers are designed to provide some liquidity for Fund investors who wish to sell some or all of their shares. The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

      o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

      o Repurchase offers shall be made at periodic intervals of three months between repurchase request deadlines. The deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

      o The repurchase pricing date for a particular Repurchase Offer shall be not more than 14 days after the repurchase request deadline for the repurchase offer. If that day is not a regular business day, then the repurchase pricing date will be the following business day.

      Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the repurchase request deadline.

For the six months ended January 31, 2008, the Fund extended two Repurchase
Offers:

                            PERCENTAGE OF       AMOUNT OF
    REPURCHASE         OUTSTANDING SHARES      SHARES THE         NUMBER OF
    REQUEST              THE FUND OFFERED    FUND OFFERED   SHARES TENDERED
    DEADLINES               TO REPURCHASE   TO REPURCHASE     (ALL CLASSES)
    -----------------------------------------------------------------------
    January 31, 2008                   25%  $  86,538,321        66,544,763
    October 31, 2007                   25      98,444,087        82,201,966

The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 903,615,584 shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2008       YEAR ENDED JULY 31, 2007
                                     SHARES           AMOUNT         SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                             10,881,631   $   99,323,074     82,069,921   $ 782,226,772
Dividends and/or
distributions reinvested          3,323,645       29,987,802      7,445,864      70,687,055
Repurchased                     (55,158,474)    (492,959,321)   (87,923,093)   (824,075,721)
                                ------------------------------------------------------------
Net increase (decrease)         (40,953,198)  $ (363,648,445)     1,592,692   $  28,838,106
                                ============================================================


                   42 | OPPENHEIMER SENIOR FLOATING RATE FUND

                           SIX MONTHS ENDED JANUARY 31, 2008       YEAR ENDED JULY 31, 2007
                                     SHARES           AMOUNT         SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS B
Sold                                832,797   $    7,571,936      6,315,690   $  60,203,397
Dividends and/or
distributions reinvested            616,707        5,563,862      1,456,164      13,837,604
Repurchased                      (6,878,582)     (61,551,201)   (13,957,612)   (132,066,690)
                                ------------------------------------------------------------
Net decrease                     (5,429,078)  $  (48,415,403)    (6,185,758)  $ (58,025,689)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                              8,358,700   $   76,163,379     60,821,455   $ 580,101,497
Dividends and/or
distributions reinvested          3,834,284       34,631,766      8,354,307      79,413,683
Repurchased                     (56,886,794)    (505,562,329)   (62,454,187)   (585,238,869)
                                ------------------------------------------------------------
Net increase (decrease)         (44,693,810)  $ (394,767,184)     6,721,575   $  74,276,311
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                                488,110   $    4,424,170      6,679,603   $  63,649,783
Dividends and/or
distributions reinvested            137,297        1,249,236         77,270         719,087
Repurchased                      (6,713,830)     (60,995,283)      (283,912)     (2,586,613)
                                ------------------------------------------------------------
Net increase (decrease)          (6,088,423)  $  (55,321,877)     6,472,961   $  61,782,257
                                ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2008, were as follows:

                                        PURCHASES             SALES
            -------------------------------------------------------
            Investment securities   $ 625,495,422   $ 1,912,759,706

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                     FEE SCHEDULE
                     ---------------------------------
                     Up to $200 million           0.75%
                     Next $200 million            0.72
                     Next $200 million            0.69
                     Next $200 million            0.66
                     Over $800 million            0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $1,566,461 to OFS for services to the Fund.


                   43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Board of Trustees has currently set that fee at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $7,443,031 and $39,405,804, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and early withdrawal charges ("EWC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC


                   44 | OPPENHEIMER SENIOR FLOATING RATE FUND retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A       CLASS B       CLASS C
                              CLASS A         EARLY         EARLY         EARLY
                            FRONT-END    WITHDRAWAL    WITHDRAWAL    WITHDRAWAL
                        SALES CHARGES       CHARGES       CHARGES       CHARGES
SIX MONTHS                RETAINED BY   RETAINED BY   RETAINED BY   RETAINED BY
ENDED                     DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2008            $ 121,545      $ 74,185     $ 202,191     $ 241,989

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2006, the Manager reduced its voluntary waiver of management fees from 0.20% of average annual net assets to 0.10% of average annual net assets. As a result of this agreement, the Fund was reimbursed $1,659,791 for the six months ended January 31, 2008. The Manager may amend or terminate this voluntary waiver at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended January 31, 2008, the Manager waived $56,098 for IMMF management fees.

      During the six months ended January 31, 2008, the Manager voluntarily reimbursed the Fund $68,855 for certain transactions. The payment increased the Fund's total return by less than 0.01%.

--------------------------------------------------------------------------------
5. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to


                   45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SWAP CONTRACTS Continued

unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. As of January 31, 2008, the Fund did not have any unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments.

--------------------------------------------------------------------------------
8. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield.


                   46 | OPPENHEIMER SENIOR FLOATING RATE FUND

Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

For the six months ended January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008, are listed in the following table.

                Average Daily Loan Balance     $87,604,348
                Average Daily Interest Rate          5.206%
                Fees Paid                      $   332,600
                Interest Paid                  $ 2,720,911

As of January 31, 2008, the Fund had no borrowings outstanding.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   47 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   48 | OPPENHEIMER SENIOR FLOATING RATE FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Zimmer, Joesph Welsh, and Margaret Hui. Messrs. Zimmer and Welsh have been portfolio managers of the Fund since September 1999, and Ms. Hui has been a portfolio manager of the Fund since October 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other nonleveraged closed-end loan participation funds. The Board noted that the Fund's one-year performance was better than its peer group median and its three-year and five-year performance was equal to its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other nonleveraged closed-end loan participation funds. The Board noted that the Manager has agreed to voluntarily waive fees its management fee by 0.10% of average annual net assets. This waiver may


                   49 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

be withdrawn or amended at any time. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   50 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   51 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

----------------------------------------------------------------------------------------------------------------------
                                                             Total Number of Shares
                                                             Purchased as Part of     Maximum Number of Shares that
                    Total Number of         Average Price    Publicly Announced       May Yet Be Purchased Under the
Period              Shares Purchased        Paid per Share   Plans or Programs        Plans or Programs
----------------------------------------------------------------------------------------------------------------------
October 1, 2007     Class A - 18,655,145    Class A - $9.18  Class A -  18,655,145                    0
through October     Class B - 35,411,312    Class B - $9.19  Class B -  35,411,312
31, 2007 1          Class C - 26,450,074    Class C - $9.19  Class C -  26,450,074
                    Class Y -  1,685,435    Class Y - $9.18  Class Y -   1,685,435
----------------------------------------------------------------------------------------------------------------------
January 2. 2008     Class A - 27,467,087    Class A - $8.67  Class A -  27,467,087                    0
through January     Class B -  3,110,784    Class B - $8.68  Class B -   3,311,784
31, 2008 2          Class C - 34,704,847    Class C - $8.69  Class C -  34,704,847
                    Class Y -  1,262,045    Class Y - $8.66  Class Y -   1,262,045
----------------------------------------------------------------------------------------------------------------------
Total               Class A - 46,122,232           --        Class A -  46,122,232                    0
                    Class B - 38,522,096                     Class B -  38,723,096
                    Class C - 61,154,921                     Class C -  61,154,921
                    Class Y -  2,947,480                     Class Y -   2,947,480
----------------------------------------------------------------------------------------------------------------------

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008